Other Assets	12 Months Ended
Dec. 31, 2025
Disclosure of Other Assets [Abstract]
Other Assets
16.
Other assets

	2024	2025
Other financial assets
Receivables from customers transactions	—	40,406
Trade receivables	—	26,379
Settlement with brokers	24,853	23,818
Receivables from VISA and Master Card	2,782	7,674
Other	9,418	10,183

Total other financial assets	37,053	108,460
Less: allowance for impairment losses (Note 7)	(7,260)	(11,035)

Total net other financial assets	29,793	97,425

Other non-financial assets
Prepayments for goods and services	55,683	58,026
Investment property	14,619	14,100
Taxes receivable	5,818	12,552
Other	1,460	2,855

Total other non-financial assets	77,580	87,533
Less: allowance for impairment losses	(1,279)	(1,422)

Total net other non-financial assets	76,301	86,111

Total other assets	106,094	183,536

Movements in allowances for impairment losses of other assets are disclosed in Note 7.

Investment property movement is presented as follows:

	2024	2025

Cost
As at 1 January	17,328	15,914
Additions	19	72
Disposals	(1,433)	(504)
As at 31 December	15,914	15,482

Accumulated depreciation
As at 1 January	(1,263)	(1,295)
Depreciation charge	(210)	(185)
Disposals	178	98
As at 31 December	(1,295)	(1,382)

Net book value	14,619	14,100

As at 31 December 2024 and 2025, the fair value of investment property was KZT 19,968 million and KZT 21,085 million, respectively. In measuring fair value of the Group’s investment property, the measurements were categorized into Level 3.